Investments in equity investees - Schedule of Investments in equity method investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Laifeng Brand Management (Shanghai) Co., Ltd.
Carrying value of Equity method investment	¥ 101,592	¥ 53,342
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)
Laifeng Brand Management (Shanghai) Co., Ltd.
Carrying value of Equity method investment	37,040	28,894
Hangzhou Juxi Technology Co., Ltd. (3)
Laifeng Brand Management (Shanghai) Co., Ltd.
Carrying value of Equity method investment	14,491	14,432
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (4)
Laifeng Brand Management (Shanghai) Co., Ltd.
Carrying value of Equity method investment	12,756
Others
Laifeng Brand Management (Shanghai) Co., Ltd.
Carrying value of Equity method investment	¥ 37,305	¥ 10,016